Annual Operating Expenses - VIPRealEstatePortfolio-InitialServiceService2PRO - VIPRealEstatePortfolio-InitialServiceService2PRO - VIP Real Estate Portfolio	Apr. 29, 2023
VIP Real Estate Portfolio - Initial Class
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.11%
Total annual operating expenses	0.64%
VIP Real Estate Portfolio - Service Class
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.11%
Total annual operating expenses	0.74%
VIP Real Estate Portfolio - Service Class 2
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.11%
Total annual operating expenses	0.89%